Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Statement of Comprehensive Income [Abstract]
Unrealized gain on available-for-sale investments, tax effect	$ 60	$ 3,463	$ 8,825